SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

(a)
During the period from January 1, 2025
through

March 1
4
, 2025, 5,924,374 ADSs, equivalent to 17,773,122 ordinary shares were repurchased under the 2024 Share Repurchase Program for an aggregate consideration of $32,081.

(b)
On February 25, 2025, pursuant to the terms under the MN
1
Revolving Facility, an incremental facility of HK$387,500 (equivalent to $49,834) was established to increase the available commitments of the MN
1
Revolving Facility from HK$14,850,000 (equivalent to $1,909,769) to HK$15,237,500 (equivalent to $1,959,603), with no other changes made to the terms of the MN
1
Revolving Facility.